Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes at statutory rate	$ 1,514	$ 811	$ (503)
State income taxes	45	15	(56)
Dividends received deduction	(142)	(146)	(158)
U.S. federal tax reform impact	0	0	(16)
Foreign and other tax credits	(24)	(46)	(61)
Prior year deferred tax benefit	0	0	(53)
Other	3	(18)	6
Total income taxes	$ 1,396	$ 616	$ (841)
Effective tax rate	19.40%	15.90%	35.10%
State income taxes, benefit for true-up of prior periods			$ 33